Derivative Financial Instruments - Additional Information (Details) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
changes in fair value of derivative financial instruments gain (loss)	$ (4,686,407)	$ 8,192,567	$ (9,622,233)
Derivatives [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
weighted-average interest rate	4.10%	4.00%	3.70%